Schedule of Investments (unaudited)	iShares® MSCI Pacific ex Japan ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 63.2%
Ampol Ltd.	269,543	$5,506,296
APA Group	1,337,138	8,728,589
Aristocrat Leisure Ltd.	669,591	16,171,504
ASX Ltd.	218,812	9,591,303
Aurizon Holdings Ltd.	2,096,705	4,853,182
Australia & New Zealand Banking Group Ltd.	3,396,837	50,526,467
BHP Group Ltd.	5,749,890	157,334,801
BlueScope Steel Ltd.	527,500	6,361,724
Brambles Ltd.	1,573,884	14,052,292
Cochlear Ltd.	74,773	11,833,743
Coles Group Ltd.	1,516,757	17,723,854
Commonwealth Bank of Australia	1,915,579	120,418,548
Computershare Ltd.	650,709	9,447,098
CSL Ltd.	547,620	109,061,962
Dexus	1,221,827	6,523,587
Endeavour Group Ltd./Australia	1,624,379	6,512,355
Fortescue Metals Group Ltd.	1,919,108	24,030,044
Goodman Group	1,924,432	24,552,651
GPT Group (The)	2,170,226	5,911,668
IDP Education Ltd.	284,206	4,029,324
IGO Ltd.	774,111	7,189,314
Insurance Australia Group Ltd.	2,793,613	9,421,159
James Hardie Industries PLC(a)	501,532	12,342,302
Lendlease Corp. Ltd.	784,351	4,025,949
Lottery Corp. Ltd. (The)	2,518,709	8,150,531
Macquarie Group Ltd.	416,943	46,245,985
Medibank Pvt Ltd.	3,123,073	7,248,613
Mineral Resources Ltd.	194,215	8,946,196
Mirvac Group	4,480,066	6,700,311
National Australia Bank Ltd.	3,560,950	59,976,472
Newcrest Mining Ltd.	1,012,810	17,085,168
Northern Star Resources Ltd.	1,304,663	11,033,270
Orica Ltd.	510,801	5,075,889
Origin Energy Ltd.	1,960,705	10,624,948
Pilbara Minerals Ltd.	3,061,238	8,775,810
Qantas Airways Ltd.(a)	1,010,038	4,361,668
QBE Insurance Group Ltd.	1,682,721	15,958,925
Ramsay Health Care Ltd.	207,509	7,743,527
REA Group Ltd.	59,942	5,354,721
Reece Ltd.	258,390	3,047,539
Rio Tinto Ltd.	421,795	29,392,381
Santos Ltd.	3,745,685	17,731,041
Scentre Group	5,906,357	10,408,117
SEEK Ltd.	381,518	5,830,689
Sonic Healthcare Ltd.	506,171	11,576,732
South32 Ltd.	5,210,798	13,321,665
Stockland	2,705,668	7,493,553
Suncorp Group Ltd.	1,435,541	12,376,497
Telstra Corp. Ltd.	4,582,983	12,996,634
Transurban Group	3,493,102	33,694,459
Treasury Wine Estates Ltd.	818,538	6,184,446
Vicinity Ltd.	4,399,919	5,306,810
Washington H Soul Pattinson & Co. Ltd.	266,197	5,558,339
Wesfarmers Ltd.	1,288,351	39,888,759
Westpac Banking Corp.	3,975,872	53,370,667
WiseTech Global Ltd.	188,253	9,149,412
Woodside Energy Group Ltd.	2,156,219	47,710,708
Woolworths Group Ltd.	1,381,800	33,707,751
Security	Shares	Value

Australia (continued)
Xero Ltd.(a)	162,821	$11,624,287
		1,239,802,236
Hong Kong — 21.9%
AIA Group Ltd.	13,212,014	127,009,693
BOC Hong Kong Holdings Ltd.	4,206,000	12,481,943
Budweiser Brewing Co. APAC Ltd.(b)	1,953,800	4,916,227
CK Asset Holdings Ltd.	2,248,232	12,118,332
CK Hutchison Holdings Ltd.	3,056,732	18,428,063
CK Infrastructure Holdings Ltd.	718,708	3,974,812
CLP Holdings Ltd.	1,868,500	13,613,365
ESR Group Ltd.(b)	2,284,400	3,373,579
Futu Holdings Ltd., ADR(a)(c)	62,414	2,300,581
Galaxy Entertainment Group Ltd.(a)	2,478,000	15,374,861
Hang Lung Properties Ltd.	2,041,736	3,233,674
Hang Seng Bank Ltd.	869,100	11,635,668
Henderson Land Development Co. Ltd.	1,652,442	5,242,953
HKT Trust & HKT Ltd., Class SS	4,305,338	5,501,609
Hong Kong & China Gas Co. Ltd.	12,742,253	11,497,024
Hong Kong Exchanges & Clearing Ltd.	1,368,100	50,102,619
Hongkong Land Holdings Ltd.(c)	1,269,100	5,439,767
Jardine Matheson Holdings Ltd.	180,500	8,655,163
Link REIT	2,870,363	16,691,149
MTR Corp. Ltd.(c)	1,759,786	8,100,486
New World Development Co. Ltd.	1,725,480	4,122,257
Power Assets Holdings Ltd.(c)	1,573,500	8,473,012
Sands China Ltd.(a)	2,746,000	8,904,713
Sino Land Co. Ltd.	4,172,800	5,427,709
SITC International Holdings Co. Ltd.	1,502,000	2,609,285
Sun Hung Kai Properties Ltd.	1,644,500	20,951,932
Swire Pacific Ltd., Class A	491,000	3,278,333
Swire Properties Ltd.	1,334,600	3,181,481
Techtronic Industries Co. Ltd.	1,563,707	14,481,211
WH Group Ltd.(b)	9,483,500	4,957,903
Wharf Real Estate Investment Co. Ltd.	1,896,600	9,357,138
Xinyi Glass Holdings Ltd.(c)	1,872,000	2,769,821
		428,206,363
New Zealand — 1.8%
Auckland International Airport Ltd.(a)	1,418,734	7,582,870
EBOS Group Ltd.(c)	173,896	4,400,817
Fisher & Paykel Healthcare Corp. Ltd.	653,869	9,131,469
Mercury NZ Ltd.	778,378	3,074,351
Meridian Energy Ltd.	1,461,027	4,664,989
Spark New Zealand Ltd.	2,122,534	6,587,927
		35,442,423
Singapore — 12.4%
CapitaLand Ascendas REIT	3,808,880	7,601,914
CapitaLand Integrated Commercial Trust	6,058,038	8,960,341
Capitaland Investment Ltd/Singapore	2,946,200	7,210,421
City Developments Ltd.	567,400	2,831,229
DBS Group Holdings Ltd.	2,057,000	46,056,376
Genting Singapore Ltd.	6,853,300	5,116,572
Grab Holdings Ltd., Class A(a)(c)	2,119,327	6,315,594
Jardine Cycle & Carriage Ltd.	112,700	2,693,857
Keppel Corp. Ltd.	1,651,000	7,698,879
Mapletree Logistics Trust	3,815,484	4,680,199
Mapletree Pan Asia Commercial Trust	2,701,800	3,296,706
Oversea-Chinese Banking Corp. Ltd.	3,837,824	34,790,123
Sea Ltd., ADR(a)(c)	413,951	23,764,927
Seatrium Ltd.(a)	46,450,796	4,220,554

Schedule of Investments (unaudited) (continued)	iShares® MSCI Pacific ex Japan ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore (continued)
Singapore Airlines Ltd.	1,517,950	$7,192,394
Singapore Exchange Ltd.	986,100	6,762,204
Singapore Technologies Engineering Ltd.	1,769,700	4,789,486
Singapore Telecommunications Ltd.	9,401,828	17,294,566
United Overseas Bank Ltd.	1,434,500	29,638,009
UOL Group Ltd.	530,900	2,493,480
Venture Corp. Ltd.	316,100	3,546,312
Wilmar International Ltd.	2,179,300	6,302,731
		243,256,874
Total Long-Term Investments — 99.3%
(Cost: $2,182,616,401)		1,946,707,896

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.29%(d)(e)(f)	5,742,401	5,743,549
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(d)(e)	710,000	710,000

Total Short-Term Securities — 0.3%
(Cost: $6,450,989)		6,453,549

Total Investments — 99.6%
(Cost: $2,189,067,390)		1,953,161,445

Other Assets Less Liabilities — 0.4%		7,856,301

Net Assets — 100.0%		$1,961,017,746

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$34,033,387	$—	$(28,299,115	)(a)	$20,102	$(10,825)	$5,743,549	5,742,401	$48,786	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	910,000	—	(200,000	)(a)	—	—	710,000	710,000	35,187		—
					$20,102	$(10,825)	$6,453,549		$83,973		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
SPI 200 Index	87	06/15/23	$10,038	$(242,709)

Schedule of Investments (unaudited) (continued)	iShares® MSCI Pacific ex Japan ETF
May 31, 2023

Futures Contracts (continued)

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
MSCI Singapore Index	193	06/28/23	$4,056	$(96,953)
				$(339,662)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$32,381,102	$1,914,326,794	$—	$1,946,707,896
Short-Term Securities
Money Market Funds	6,453,549	—	—	6,453,549
	$38,834,651	$1,914,326,794	$—	$1,953,161,445
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(339,662)	$—	$(339,662)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

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